Eaton Vance

Tax-Managed Buy-Write Strategy Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.9%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)(1)	4,934	$735,857
Huntington Ingalls Industries, Inc.(1)	2,517	458,622

		$1,194,479

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	711	$47,068
United Parcel Service, Inc., Class B	1,266	118,270

		$165,338

Airlines — 0.3%
Alaska Air Group, Inc.	3,244	$92,357
United Airlines Holdings, Inc.(2)	6,073	191,603

		$283,960

Automobiles — 0.3%
General Motors Co.(1)	10,950	$227,541

		$227,541

Banks — 1.8%
JPMorgan Chase & Co.(1)	4,790	$431,243
People’s United Financial, Inc.	3,416	37,747
PNC Financial Services Group, Inc. (The)(1)	5,422	518,994
SVB Financial Group(1)(2)	2,438	368,333
Zions Bancorp NA(1)	5,651	151,221

		$1,507,538

Beverages — 3.0%
Coca-Cola Co. (The)(1)	15,985	$707,336
PepsiCo, Inc.(1)	14,711	1,766,791

		$2,474,127

Biotechnology — 3.7%
Biogen, Inc.(2)	300	$94,914
Gilead Sciences, Inc.(1)	16,878	1,261,799
Incyte Corp.(1)(2)	8,226	602,390
Vertex Pharmaceuticals, Inc.(1)(2)	4,567	1,086,718

		$3,045,821

Building Products — 0.3%
Fortune Brands Home & Security, Inc.(1)	6,049	$261,619

		$261,619

Security	Shares	Value
Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)(1)	3,956	$611,558
Invesco Ltd.	18,416	167,217
Moody’s Corp.(1)	745	157,567
Raymond James Financial, Inc.(1)	6,980	441,136
S&P Global, Inc.(1)	1,352	331,308

		$1,708,786

Chemicals — 1.1%
CF Industries Holdings, Inc.	6,435	$175,032
Ecolab, Inc.(1)	2,004	312,283
Linde PLC	717	124,041
Sherwin-Williams Co. (The)(1)	741	340,505

		$951,861

Commercial Services & Supplies — 0.7%
Copart, Inc.(2)	1,078	$73,864
Waste Management, Inc.(1)	5,846	541,106

		$614,970

Communications Equipment — 1.9%
Cisco Systems, Inc.(1)	36,959	$1,452,858
Motorola Solutions, Inc.	706	93,842

		$1,546,700

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	824	$155,926

		$155,926

Containers & Packaging — 0.8%
Avery Dennison Corp.	902	$91,887
Ball Corp.	2,698	174,453
Packaging Corp. of America(1)	4,923	427,464

		$693,804

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	2,329	$425,811

		$425,811

Diversified Telecommunication Services — 1.9%
AT&T, Inc.(1)	19,000	$553,850
CenturyLink, Inc.	4,578	43,308
Verizon Communications, Inc.(1)	17,834	958,221

		$1,555,379

Electric Utilities — 1.6%
Edison International(1)	7,614	$417,171
NextEra Energy, Inc.(1)	3,794	912,912

		$1,330,083

Electrical Equipment — 0.6%
Eaton Corp. PLC(1)	6,734	$523,164

		$523,164

Security	Shares	Value
Energy Equipment & Services — 0.5%
Halliburton Co.	27,748	$190,074
Helmerich & Payne, Inc.	4,130	64,634
National Oilwell Varco, Inc.	3,802	37,374
TechnipFMC PLC	15,298	103,109

		$395,191

Entertainment — 1.5%
Netflix, Inc.(1)(2)	3,200	$1,201,600
Walt Disney Co. (The)(1)	419	40,475

		$1,242,075

Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.	1,116	$161,150
Iron Mountain, Inc.(1)	12,580	299,404
Mid-America Apartment Communities, Inc.(1)	4,492	462,811
Public Storage	700	139,027

		$1,062,392

Food & Staples Retailing — 1.4%
Kroger Co. (The)	8,645	$260,387
Walgreens Boots Alliance, Inc.	4,000	183,000
Walmart, Inc.(1)	6,370	723,760

		$1,167,147

Food Products — 1.5%
Campbell Soup Co.	1,585	$73,164
Conagra Brands, Inc.	2,493	73,145
General Mills, Inc.(1)	9,734	513,663
Hershey Co. (The)	1,057	140,052
JM Smucker Co. (The)	1,072	118,992
Kellogg Co.	2,017	121,000
McCormick & Co., Inc.	907	128,077
Tyson Foods, Inc., Class A	953	55,150

		$1,223,243

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(1)	9,384	$740,492
Baxter International, Inc.(1)	6,628	538,127
Danaher Corp.(1)	5,883	814,266
Medtronic PLC(1)	8,169	736,680
ResMed, Inc.	1,173	172,771

		$3,002,336

Health Care Providers & Services — 1.4%
Centene Corp.(1)(2)	8,642	$513,421
CVS Health Corp.	906	53,753
Quest Diagnostics, Inc.	1,243	99,813
UnitedHealth Group, Inc.(1)	1,922	479,308

		$1,146,295

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.(1)	2,783	$460,169

		$460,169

Household Durables — 1.0%
D.R. Horton, Inc.(1)	13,772	$468,248
Garmin, Ltd.	1,245	93,325
Newell Brands, Inc.(1)	19,813	263,117

		$824,690

Household Products — 1.4%
Procter & Gamble Co. (The)(1)	10,532	$1,158,520

		$1,158,520

Insurance — 2.0%
Everest Re Group, Ltd.	246	$47,335
Lincoln National Corp.(1)	15,104	397,537
Marsh & McLennan Cos., Inc.(1)	2,901	250,821
Progressive Corp. (The)(1)	6,124	452,196
Travelers Cos., Inc. (The)(1)	5,133	509,964

		$1,657,853

Interactive Media & Services — 8.9%
Alphabet, Inc., Class A(1)(2)	1,686	$1,959,048
Alphabet, Inc., Class C(1)(2)	2,359	2,743,069
Facebook, Inc., Class A(1)(2)	16,324	2,722,843

		$7,424,960

Internet & Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)(2)	3,195	$6,229,355

		$6,229,355

IT Services — 4.6%
Accenture PLC, Class A	1,265	$206,524
Akamai Technologies, Inc.(2)	832	76,120
Broadridge Financial Solutions, Inc.	1,719	163,013
Cognizant Technology Solutions Corp., Class A(1)	8,969	416,789
Fidelity National Information Services, Inc.(1)	4,158	505,779
FleetCor Technologies, Inc.(2)	172	32,085
Global Payments, Inc.(1)	1,668	240,576
Jack Henry & Associates, Inc.	838	130,091
Mastercard, Inc., Class A(1)	2,579	622,983
Visa, Inc., Class A(1)	7,416	1,194,866
Western Union Co. (The)(1)	11,929	216,273

		$3,805,099

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.(1)	6,652	$476,416
Mettler-Toledo International, Inc.(2)	175	120,840

		$597,256

Security	Shares	Value
Machinery — 0.2%
Caterpillar, Inc.	772	$89,583
Flowserve Corp.	4,274	102,106

		$191,689

Media — 2.0%
Comcast Corp., Class A(1)	34,097	$1,172,255
Interpublic Group of Cos., Inc. (The)	4,476	72,466
Liberty Global PLC, Class A(2)	11,480	189,535
Liberty Global PLC, Class C(1)(2)	15,038	236,247

		$1,670,503

Multi-Utilities — 1.3%
CMS Energy Corp.(1)	9,671	$568,171
Sempra Energy(1)	4,658	526,308

		$1,094,479

Multiline Retail — 0.2%
Target Corp.	1,444	$134,249

		$134,249

Oil, Gas & Consumable Fuels — 0.8%
Cabot Oil & Gas Corp.(1)	13,335	$229,229
Marathon Oil Corp.(1)	64,323	211,623
Occidental Petroleum Corp.	8,462	97,990
Williams Cos., Inc. (The)	11,095	156,994

		$695,836

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.(1)	12,551	$699,593
Johnson & Johnson(1)	9,133	1,197,610
Merck & Co., Inc.(1)	9,153	704,232
Zoetis, Inc.(1)	2,324	273,511

		$2,874,946

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	2,381	$89,788

		$89,788

Road & Rail — 1.3%
CSX Corp.(1)	15,111	$865,860
Norfolk Southern Corp.(1)	1,458	212,868

		$1,078,728

Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(1)(2)	7,748	$352,379
Analog Devices, Inc.(1)	5,820	521,763
Intel Corp.(1)	21,570	1,167,369
Lam Research Corp.(1)	3,799	911,760
Micron Technology, Inc.(1)(2)	9,956	418,749
NVIDIA Corp.(1)	7,842	2,067,151
Qorvo, Inc.(2)	467	37,654
QUALCOMM, Inc.(1)	16,126	1,090,924

		$6,567,749

Security	Shares	Value
Software — 12.8%
Adobe, Inc.(1)(2)	5,531	$1,760,185
Microsoft Corp.(1)	49,851	7,862,001
Oracle Corp.(1)	7,003	338,455
salesforce.com, inc.(1)(2)	4,619	665,044

		$10,625,685

Specialty Retail — 2.0%
Best Buy Co., Inc.	1,823	$103,911
Gap, Inc. (The)	10,841	76,321
Home Depot, Inc. (The)(1)	5,518	1,030,266
Tiffany & Co.	851	110,204
TJX Cos., Inc. (The)(1)	5,693	272,182
Tractor Supply Co.	1,174	99,262

		$1,692,146

Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.(1)	28,036	$7,129,274

		$7,129,274

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(1)	3,994	$330,463
Ralph Lauren Corp.	2,508	167,610

		$498,073

Tobacco — 0.3%
Altria Group, Inc.(1)	6,220	$240,527

		$240,527

Total Common Stocks — 101.9% (identified cost $74,524,857)		$84,647,160

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	458,729	$458,546

Total Short-Term Investments — 0.6% (identified cost $458,527)		$458,546

Total Investments — 102.5% (identified cost $74,983,384)		$85,105,706

Total Written Call Options — (2.1)% (premiums received $2,017,397)		$(1,785,212)

Other Assets, Less Liabilities — (0.4)%		$(292,407)

Net Assets — 100.0%		$83,028,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Written Call Options — (2.1)%

Exchange-Traded Options — (2.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	4	$3,125,400	$9,000	4/3/20	$(380)
NASDAQ 100 Index	4	3,125,400	8,800	4/6/20	(840)
NASDAQ 100 Index	3	2,344,050	8,750	4/8/20	(1,522)
NASDAQ 100 Index	3	2,344,050	8,100	4/9/20	(33,810)
NASDAQ 100 Index	4	3,125,400	7,800	4/13/20	(111,900)
NASDAQ 100 Index	4	3,125,400	7,900	4/15/20	(96,600)
NASDAQ 100 Index	3	2,344,050	7,800	4/17/20	(94,485)
NASDAQ 100 Index	3	2,344,050	7,600	4/20/20	(138,600)
NASDAQ 100 Index	3	2,344,050	7,900	4/22/20	(88,785)
NASDAQ 100 Index	3	2,344,050	8,000	4/24/20	(78,180)
NASDAQ 100 Index	3	2,344,050	8,100	4/27/20	(64,995)
NASDAQ 100 Index	3	2,344,050	8,300	4/29/20	(45,645)
S&P 500 Index	16	4,135,344	3,025	4/6/20	(320)
S&P 500 Index	16	4,135,344	3,000	4/8/20	(560)
S&P 500 Index	15	3,876,885	2,850	4/9/20	(3,825)
S&P 500 Index	17	4,393,803	2,700	4/13/20	(52,700)
S&P 500 Index	16	4,135,344	2,600	4/15/20	(136,560)
S&P 500 Index	15	3,876,885	2,600	4/17/20	(139,200)
S&P 500 Index	15	3,876,885	2,525	4/20/20	(216,000)
S&P 500 Index	16	4,135,344	2,525	4/22/20	(241,280)
S&P 500 Index	15	3,876,885	2,700	4/24/20	(85,500)
S&P 500 Index	15	3,876,885	2,700	4/27/20	(90,600)
S&P 500 Index	15	3,876,885	2,750	4/29/20	(62,925)

Total					$(1,785,212)

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $458,546, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$234,453	$4,846,821	$(4,622,463)	$(283)	$18	$458,546	$1,650	458,729

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$84,647,160 *	$—	$—	$84,647,160
Short-Term Investments	—	458,546	—	458,546
Total Investments	$84,647,160	$458,546	$—	$85,105,706

Liability Description
Written Call Options	$(1,785,212)	$—	$—	$(1,785,212)
Total	$(1,785,212)	$—	$—	$(1,785,212)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.